Form N-1A Supplement	Dec. 31, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),
a series of Virtus Variable Insurance Trust

Supplement dated December 12, 2025 to the Summary Prospectus and the
Statutory Prospectus, each dated April 28, 2025, as supplemented